Securities - Summary of Gross Proceeds and Gross Realized Gains and Losses from Sale of Available-for-Sale Securities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Gross proceeds		$ 369,972	$ 483,872	$ 361,311	$ 278,539
Gross realized gains		1,811	1,945	5,445	967
Gross realized losses		$ 1,062	$ 1,262		$ 981